Early redelivery (cost)/income (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Early Redelivery (Cost) Income
Early redelivery income	$ 7,470
Cash compensation	7,990
Accrued revenue	$ 435